Pro Forma Financial Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Business Combinations [Abstract]
Net sales	$ 1,807,513	$ 1,902,429
Net income (loss)	$ 14,172	$ (120,420)
Earnings (loss) per share
Basic	$ 0.22	$ (1.94)
Diluted	$ 0.22	$ (1.94)
Weighted average shares outstanding
Basic	61,939,432	61,939,432
Diluted	61,939,432	61,939,432